Cover	Jan. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on January 11, 2022, the Company filed a Current Report on Form 8-K to report that the Company’s joint venture, Thor Miner Inc (“Thor”), entered into a Purchase and Sale Agreement with SOS Information Technology New York Inc. (the “Buyer”). Pursuant to the Purchase and Sale Agreement, Thor agreed to sell and the Buyer agreed to purchase certain cryptocurrency mining hardware and other equipment. The aggregate amount of the Purchase and Sale Agreement is $200,000,000, which is expected to be completed under separate purchase orders. Thor and the Buyer agreed that the Buyer shall make payment equal to 50% of the total purchase price within 5 days after the execution of the Purchase and Sale Agreement, and the remaining 50% for each order shall be paid at least seven (7) calendar days before the shipment.
Document Period End Date	Jan. 10, 2022
Entity File Number	001-34024
Entity Registrant Name	SINGULARITY FUTURE TECHNOLOGY LTD.
Entity Central Index Key	0001422892
Entity Tax Identification Number	11-3588546
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	98 Cutter Mill Road
Entity Address, Address Line Two	Suite 322
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	(718)
Local Phone Number	888-1814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SGLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false